Fair Value (Details) - Schedule of beginning and ending balances for the liabilities measured at fair value $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of beginning and ending balances for the liabilities measured at fair value [Abstract]
Balance	$ 101,325
Vesting of Vendor Warrants	5,504
Fair value adjustment for Vendor Warrants	(11,722)
Fair value adjustment for Financing Warrants	50,566
Balance	$ 145,673